Fair Value Measurements - Additional Information (Detail) - TLGA Working Capital Loan [Member] $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($) $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Convertible, Carrying Amount of Equity Component | $	$ 1.5
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.5